Average Annual Total Returns			12 Months Ended	39 Months Ended	60 Months Ended	61 Months Ended	120 Months Ended
		Oct. 31, 2024	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023
Old Westbury All Cap Core Fund | Old Westbury All Cap Core Fund
Prospectus [Line Items]
Average Annual Return, Percent			21.31%		13.10%		11.26%
Old Westbury All Cap Core Fund | Old Westbury All Cap Core Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			18.53%		11.55%		10.00%
Old Westbury All Cap Core Fund | Old Westbury All Cap Core Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			14.60%		10.31%		9.05%
Old Westbury All Cap Core Fund | MSCI ACWI Investable Market Index (Net) (reflects no deduction for fees, expenses or income taxes)
Prospectus [Line Items]
Average Annual Return, Percent			16.37%		9.67%		9.00%
Old Westbury All Cap Core Fund | 90% MSCI USA Index (Gross) & 10% MSCI ACWI ex USA Index (Net) (reflects no deduction for fees, expenses or income taxes, except foreign withholding taxes for the (Net) index component)
Prospectus [Line Items]
Average Annual Return, Percent			23.03%		13.51%		12.26%
Old Westbury Large Cap Strategies Fund | Old Westbury Large Cap Strategies Fund
Prospectus [Line Items]
Average Annual Return, Percent			20.87%		8.80%		8.00%
Old Westbury Large Cap Strategies Fund | Old Westbury Large Cap Strategies Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			19.29%		8.06%		7.14%
Old Westbury Large Cap Strategies Fund | Old Westbury Large Cap Strategies Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			13.47%		6.90%		6.31%
Old Westbury Large Cap Strategies Fund | MSCI ACWI Investable Market Index (Net) (reflects no deduction for fees, expenses or income taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		16.37%		9.67%		9.00%
Old Westbury Large Cap Strategies Fund | MSCI ACWI Large Cap Index (Net) (reflects no deduction for fees, expenses or income taxes)
Prospectus [Line Items]
Average Annual Return, Percent			19.01%		10.71%		9.65%
Old Westbury Small & Mid Cap Strategies Fund | Old Westbury Small & Mid Cap Strategies Fund
Prospectus [Line Items]
Average Annual Return, Percent			7.76%		3.73%		5.58%
Old Westbury Small & Mid Cap Strategies Fund | Old Westbury Small & Mid Cap Strategies Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			6.80%		2.94%		4.21%
Old Westbury Small & Mid Cap Strategies Fund | Old Westbury Small & Mid Cap Strategies Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			5.29%		2.86%		4.21%
Old Westbury Small & Mid Cap Strategies Fund | MSCI ACWI Investable Market Index (Net) (reflects no deduction for fees, expenses or income taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		16.37%		9.67%		9.00%
Old Westbury Small & Mid Cap Strategies Fund | MSCI ACWI SMID Cap Index (Net) (reflects no deduction for fees, expenses or income taxes)
Prospectus [Line Items]
Average Annual Return, Percent			8.68%		6.62%		7.14%
Old Westbury Credit Income Fund | Old Westbury Credit Income Fund
Prospectus [Line Items]
Average Annual Return, Percent			2.34%	(0.77%)
Performance Inception Date		Oct. 01, 2020
Old Westbury Credit Income Fund | Old Westbury Credit Income Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			0.01%	(2.71%)
Old Westbury Credit Income Fund | Old Westbury Credit Income Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			1.40%	(1.35%)
Old Westbury Credit Income Fund | ICE BofA U.S. Broad Market Index (reflects no deduction for fees, expenses, or income and withholding taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]		1.47%	(1.96%)
Old Westbury Credit Income Fund | ICE BofA 1-10 Year U.S. Corporate Index (reflects no deduction for fees, expenses, or income and withholding taxes)
Prospectus [Line Items]
Average Annual Return, Percent			4.56%	0.55%
Old Westbury Fixed Income Fund | Old Westbury Fixed Income Fund
Prospectus [Line Items]
Average Annual Return, Percent			1.94%		0.37%		1.12%
Old Westbury Fixed Income Fund | Old Westbury Fixed Income Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			0.33%		(0.75%)		0.22%
Old Westbury Fixed Income Fund | Old Westbury Fixed Income Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			1.14%		(0.14%)		0.49%
Old Westbury Fixed Income Fund | ICE BofA U.S. Broad Market Index (reflects no deduction for fees, expenses, or income and withholding taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[4]		1.47%		(0.34%)		1.37%
Old Westbury Fixed Income Fund | ICE BofA 1-10 Year AAA-A U.S. Corporate & Government Index (reflects no deduction for fees, expenses, or income and withholding taxes)
Prospectus [Line Items]
Average Annual Return, Percent			2.91%		0.72%		1.51%
Old Westbury Municipal Bond Fund | Old Westbury Municipal Bond Fund
Prospectus [Line Items]
Average Annual Return, Percent			0.44%		0.45%		1.19%
Old Westbury Municipal Bond Fund | Old Westbury Municipal Bond Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			0.22%		0.26%		1.06%
Old Westbury Municipal Bond Fund | Old Westbury Municipal Bond Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			1.06%		0.59%		1.17%
Old Westbury Municipal Bond Fund | ICE BofA U.S. Municipal Securities Index (reflects no deduction for fees, expenses or income and withholding taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[5]		1.58%		1.07%		2.33%
Old Westbury Municipal Bond Fund | ICE BofA 1-12 Year AAA-AA Municipal Securities Index (reflects no deduction for fees, expenses or income and withholding taxes)
Prospectus [Line Items]
Average Annual Return, Percent			0.95%		0.89%		1.59%
Old Westbury California Municipal Bond Fund | Old Westbury California Municipal Bond Fund
Prospectus [Line Items]
Average Annual Return, Percent			0.33%		0.58%	1.32%
Performance Inception Date		Dec. 04, 2018
Old Westbury California Municipal Bond Fund | Old Westbury California Municipal Bond Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			0.05%		0.35%	1.11%
Old Westbury California Municipal Bond Fund | Old Westbury California Municipal Bond Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			0.97%		0.68%	1.25%
Old Westbury California Municipal Bond Fund | ICE BofA U.S. Municipal Securities Index (reflects no deduction for fees, expenses or income and withholding taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[6]		1.58%		1.07%	2.31%
Old Westbury California Municipal Bond Fund | ICE BofA 3-7 Year AAA-AA Municipal Securities Index (reflects no deduction for fees, expenses, or income and withholding taxes)
Prospectus [Line Items]
Average Annual Return, Percent			0.96%		0.70%	1.54%
Old Westbury New York Municipal Bond Fund | Old Westbury New York Municipal Bond Fund
Prospectus [Line Items]
Average Annual Return, Percent			0.46%		0.56%	1.38%
Performance Inception Date		Dec. 04, 2018
Old Westbury New York Municipal Bond Fund | Old Westbury New York Municipal Bond Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			0.23%		0.38%	1.21%
Old Westbury New York Municipal Bond Fund | Old Westbury New York Municipal Bond Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			1.01%		0.67%	1.30%
Old Westbury New York Municipal Bond Fund | ICE BofA U.S. Municipal Securities Index (reflects no deduction for fees, expenses or income and withholding taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[7]		1.58%		1.07%	2.31%
Old Westbury New York Municipal Bond Fund | ICE BofA 3-7 Year AAA-AA Municipal Securities Index (reflects no deduction for fees, expenses, or income and withholding taxes)
Prospectus [Line Items]
Average Annual Return, Percent			0.96%		0.70%	1.54%

[1]	As a result of new regulatory requirements, the Fund’s regulatory or primary index has changed from the MSCI ACWI Large Cap Index (Net) to the MSCI ACWI Investable Market Index (Net).
[2]	As a result of new regulatory requirements, the Fund’s regulatory or primary index has changed from the MSCI ACWI SMID Cap Index (Net) to the MSCI ACWI Investable Market Index (Net).
[3]	As a result of new regulatory requirements, the Fund’s regulatory or primary index has changed from the ICE BofA 1-10 Year U.S. Corporate Index to the ICE BofA U.S. Broad Market Index.
[4]	As a result of new regulatory requirements, the Fund’s regulatory or primary index has changed from the ICE BofA 1-10 Year AAA-A U.S. Corporate & Government Index to the ICE BofA U.S. Broad Market Index.
[5]	As a result of new regulatory requirements, the Fund’s regulatory or primary index has changed from the ICE BofA 1-12 Year AAA-AA Municipal Securities Index to the ICE BofA U.S. Municipal Securities Index.
[6]	As a result of new regulatory requirements, the Fund’s regulatory or primary index has changed from the ICE BofA 3-7 Year AAA-AA Municipal Securities Index to the ICE BofA U.S. Municipal Securities Index.
[7]	As a result of new regulatory requirements, the Fund’s regulatory or primary index has changed from the ICE BofA 3-7 Year AAA-AA Municipal Securities Index to the ICE BofA U.S. Municipal Securities Index.